Trade and other receivables - Summary of trade and other receivables (Details) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Current trade receivables		$ 19,414	$ 18,912
Current receivables due from related parties		642	566
Other current receivables		3,275	4,206
Trade and other current receivables financial assets		23,331	23,684
Non-current
Non-current trade receivables		7	4
Non-current receivables due from related parties		2	2
Other non-current receivables		740	671
Trade and other non-current receivables financial assets		749	677
Current
Current portion of reimbursement asset		214	252
Current portion of sales taxes and production taxes		790	746
Other current receivables non-financial asset		143	167
Trade and other current receivables non-financial assets		1,147	1,165
Non-current
Non-current portion of reimbursement asset		0	0
Non-current portion of sales taxes and production taxes		482	276
Other non-current receivables non-finance asset		603	481
Trade and other non-current receivables non-financial assets		1,085	757
Trade and other current receivables	$ 24,673	24,478	24,849
Trade and other non-current receivables	$ 2,159	$ 1,834	$ 1,434